Statements of operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 338,892	$ 1,187,523
Operating expenses
Administration fees	377,740	327,473
Consulting fees	307,672	283,851
Foreign exchange loss (gain)	(45,905)	1,110
Investor relations	6,049	22,424
Management fees	34,211	97,420
Office and miscellaneous	59,754	60,502
Professional fees	24,391	29,627
Recovery of expenses	(50,870)	(91,042)
Travel	85,809	259,751
Total operating expenses	798,851	991,116
Income (loss) before other income (expense)	(459,959)	196,407
Other income (expense)
Gain on disposal of marketable securities	49,125
Impairment of marketable securities (Note 3)	(131,678)
Total other income (expense)	$ (542,512)	$ 196,407
Net income (loss) per share, basic and diluted	$ (0.04)	$ 0.01
Weighted average number of shares outstanding	14,522,727	14,522,727